Quarterly Report
September 30, 2021
MFS®  Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
VSC-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 0.7%
CACI International, Inc., “A” (a)	2,640	$691,944
Apparel Manufacturers – 1.3%
FIGS, Inc. (a)(l)	4,463	$165,756
Skechers USA, Inc., “A” (a)	26,517	1,116,896
		$1,282,652
Automotive – 0.7%
REV Group, Inc.	33,054	$567,207
Stoneridge, Inc. (a)	1,392	28,383
XPEL, Inc. (a)	1,425	108,100
		$703,690
Biotechnology – 7.0%
Adaptive Biotechnologies Corp. (a)	8,030	$272,940
Affimed N.V. (a)	36,132	223,296
Agios Pharmaceuticals, Inc. (a)	1,371	63,272
Alkermes PLC (a)	18,799	579,761
AnaptysBio, Inc. (a)	21,150	573,588
Avid Bioservices, Inc. (a)	5,878	126,788
Clovis Oncology, Inc. (a)	28,140	125,504
Coherus BioSciences, Inc. (a)	24,136	387,866
CymaBay Therapeutics, Inc. (a)	52,105	190,183
CytomX Therapeutics, Inc. (a)	85,387	434,620
Eiger BioPharmaceuticals, Inc. (a)	6,881	45,965
Exelixis, Inc. (a)	4,114	86,970
ImmunoGen, Inc. (a)	19,225	109,006
Macrogenics, Inc. (a)	8,444	176,817
Meridian Bioscience, Inc. (a)	27,316	525,560
Novavax, Inc. (a)	1,041	215,810
Organogenesis Holdings, Inc. (a)	35,293	502,572
Prothena Corp. PLC (a)	9,389	668,779
Radius Health, Inc. (a)	10,793	133,941
Sangamo Therapeutics, Inc. (a)	12,123	109,228
Travere Therapeutics, Inc. (a)	18,177	440,792
Vanda Pharmaceuticals, Inc. (a)	33,613	576,127
Varex Imaging Corp. (a)	19,022	536,420
		$7,105,805
Brokerage & Asset Managers – 1.4%
Evercore Partners, Inc.	10,535	$1,408,213
Business Services – 3.5%
Forrester Research, Inc. (a)	17,722	$872,986
Marathon Digital Holdings, Inc. (a)	10,735	339,011
MoneyGram International, Inc. (a)	13,955	111,919
RE/MAX Holdings, Inc., “A”	23,158	721,603
Sterling Check Corp. (a)	20,698	537,320
TaskUs, Inc., “A” (a)	10,075	668,678
Yext, Inc. (a)	22,171	266,717
		$3,518,234

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 2.3%
Element Solutions, Inc.	58,873	$1,276,367
Olin Corp.	11,606	559,989
Rayonier Advanced Materials, Inc. (a)	71,827	538,703
		$2,375,059
Computer Software – 6.1%
ACI Worldwide, Inc. (a)	12,552	$385,723
Altair Engineering, Inc., “A” (a)	2,111	145,532
Domo, Inc., “B” (a)	1,803	152,245
Eventbrite, Inc. (a)	62,429	1,180,532
Pagerduty, Inc. (a)	27,109	1,122,855
Paylocity Holding Corp. (a)	4,653	1,304,701
Ribbon Communications, Inc. (a)	10,142	60,649
Sprout Social, Inc. (a)	7,145	871,333
Tenable Holdings, Inc. (a)	10,055	463,938
Upwork, Inc. (a)	6,095	274,458
Veritone, Inc. (a)	6,699	160,039
Viant Technology, Inc., “A” (a)	3,727	45,544
		$6,167,549
Computer Software - Systems – 3.0%
Box, Inc., “A” (a)	64,707	$1,531,615
Extreme Networks, Inc. (a)	24,122	237,602
Rimini Street, Inc. (a)	6,400	61,760
Verint Systems, Inc. (a)	26,916	1,205,567
		$3,036,544
Construction – 1.7%
Builders FirstSource, Inc. (a)	18,818	$973,643
Eagle Materials, Inc.	1,200	157,392
GMS, Inc. (a)	14,998	656,913
		$1,787,948
Consumer Products – 2.5%
Energizer Holdings, Inc.	15,263	$596,020
Nu Skin Enterprises, Inc., “A”	5,867	237,438
Prestige Consumer Healthcare, Inc. (a)	30,154	1,691,941
		$2,525,399
Consumer Services – 1.8%
Avis Budget Group, Inc. (a)	557	$64,896
Grand Canyon Education, Inc. (a)	11,039	970,990
Houghton Mifflin Harcourt Co. (a)	35,178	472,441
Medifast, Inc.	1,819	350,412
		$1,858,739
Electrical Equipment – 1.8%
Advanced Drainage Systems, Inc.	6,627	$716,842
TriMas Corp. (a)	35,786	1,158,035
		$1,874,877
Electronics – 5.4%
Advanced Energy Industries, Inc.	11,701	$1,026,763
Alpha and Omega Semiconductor Ltd. (a)	10,060	315,582
Amkor Technology, Inc.	31,042	774,498
Jabil Circuit, Inc.	10,239	597,650
Plexus Corp. (a)	11,165	998,263
Sanmina Corp. (a)	11,483	442,555
Silicon Laboratories, Inc. (a)	6,571	920,991

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Xperi Holding Corp.	19,990	$376,612
		$5,452,914
Energy - Independent – 2.0%
CONSOL Energy, Inc. (a)	12,914	$336,022
Magnolia Oil & Gas Corp., “A”	95,593	1,700,600
		$2,036,622
Engineering - Construction – 2.4%
APi Group, Inc. (a)	54,734	$1,113,837
Comfort Systems USA, Inc.	18,770	1,338,676
		$2,452,513
Food & Beverages – 1.3%
Duckhorn Portfolio, Inc. (a)	819	$18,747
Hostess Brands, Inc. (a)	74,125	1,287,551
		$1,306,298
Gaming & Lodging – 1.9%
Everi Holdings, Inc. (a)	19,946	$482,294
International Game Technology PLC (a)	15,323	403,301
Wyndham Hotels & Resorts, Inc.	13,776	1,063,370
		$1,948,965
Insurance – 2.4%
CNO Financial Group, Inc.	61,869	$1,456,396
Reinsurance Group of America, Inc.	9,222	1,026,040
		$2,482,436
Internet – 1.3%
Cars.com, Inc. (a)	57,837	$731,638
QuinStreet, Inc. (a)	20,788	365,037
TechTarget (a)	2,207	181,901
TrueCar, Inc. (a)	23,906	99,449
		$1,378,025
Leisure & Toys – 3.6%
Brunswick Corp.	13,492	$1,285,383
Funko, Inc., “A” (a)	59,162	1,077,340
Malibu Boats, Inc., “A” (a)	14,803	1,035,914
MasterCraft Boat Holdings, Inc. (a)	2,914	73,083
Polaris, Inc.	1,512	180,926
		$3,652,646
Machinery & Tools – 2.2%
ITT, Inc.	3,070	$263,529
Kennametal, Inc.	1,410	48,264
Manitowoc Co., Inc. (a)	4,362	93,434
Regal Beloit Corp.	9,577	1,439,806
Titan Machinery, Inc. (a)	16,225	420,390
		$2,265,423
Medical & Health Technology & Services – 3.1%
Community Health Systems, Inc. (a)	19,546	$228,688
HealthEquity, Inc. (a)	8,885	575,392
LifeStance Health Group, Inc. (a)	13,817	200,346
Owens & Minor, Inc.	9,716	304,014
Syneos Health, Inc. (a)	11,614	1,015,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp. (a)	12,852	$853,887
		$3,178,320
Medical Equipment – 5.7%
Accuray, Inc. (a)	46,309	$182,920
Alphatec Holdings, Inc. (a)	15,163	184,837
AngioDynamics, Inc. (a)	17,871	463,574
Avanos Medical, Inc. (a)	15,663	488,686
Envista Holdings Corp. (a)	17,721	740,915
Integer Holdings Corp. (a)	8,317	743,041
LivaNova PLC (a)	1,325	104,927
Maravai Lifesciences Holdings, Inc., “A” (a)	31,399	1,541,063
Merit Medical Systems, Inc. (a)	5,455	391,669
Orthofix Medical, Inc. (a)	4,497	171,426
Quidel Corp. (a)	3,864	545,403
STAAR Surgical Co. (a)	363	46,656
Zynex, Inc. (a)	14,325	163,162
		$5,768,279
Metals & Mining – 1.3%
Ryerson Holding Corp.	23,981	$534,057
Schnitzer Steel Industries, Inc., “A”	1,899	83,195
TimkenSteel Corp. (a)	40,667	531,924
United States Steel Corp.	6,952	152,736
		$1,301,912
Natural Gas - Distribution – 0.3%
MDU Resources Group, Inc.	9,394	$278,720
Natural Gas - Pipeline – 0.6%
Antero Midstream Corp.	11,334	$118,100
Equitrans Midstream Corp.	48,147	488,211
		$606,311
Oil Services – 2.5%
Cactus, Inc., “A”	30,795	$1,161,587
ChampionX Corp. (a)	37,351	835,168
MRC Global, Inc. (a)	81,172	595,803
		$2,592,558
Other Banks & Diversified Financials – 10.6%
Bank OZK	28,516	$1,225,618
Cathay General Bancorp, Inc.	32,039	1,326,094
First BanCorp.	48,628	639,458
First Hawaiian, Inc.	24,574	721,247
Hanmi Financial Corp.	55,557	1,114,473
Signature Bank	2,284	621,888
SLM Corp.	71,022	1,249,987
UMB Financial Corp.	15,884	1,536,142
Umpqua Holdings Corp.	66,658	1,349,824
Wintrust Financial Corp.	12,388	995,624
		$10,780,355
Pharmaceuticals – 3.2%
Amneal Pharmaceuticals, Inc. (a)	17,744	$94,753
Collegium Pharmaceutical, Inc. (a)	15,360	303,206
Emergent BioSolutions, Inc. (a)	6,170	308,932
G1 Therapeutics, Inc. (a)	8,663	116,257
Gritstone bio, Inc. (a)	16,937	182,920

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
IDEAYA Biosciences, Inc. (a)	19,834	$505,569
Intercept Pharmaceuticals, Inc. (a)	11,466	170,270
KalVista Pharmaceuticals, Inc. (a)	6,802	118,695
Phibro Animal Health Corp., “A”	11,595	249,756
Sutro Biopharma, Inc. (a)	20,182	381,238
United Therapeutics Corp. (a)	4,377	807,907
		$3,239,503
Pollution Control – 0.2%
U.S. Ecology, Inc. (a)	5,699	$184,363
Printing & Publishing – 0.8%
Gannett Co., Inc. (a)	85,410	$570,539
Meredith Corp. (a)	4,377	243,799
		$814,338
Railroad & Shipping – 0.9%
Genco Shipping & Trading Ltd.	30,912	$622,259
SFL Corp. Ltd.	33,719	282,565
		$904,824
Real Estate – 7.2%
CorePoint Lodging, Inc., REIT (a)	21,236	$329,158
Empire State Realty Trust, REIT, “A”	87,390	876,522
EPR Properties, REIT	26,003	1,284,028
Industrial Logistics Properties Trust, REIT	11,087	281,721
Innovative Industrial Properties, Inc., REIT	1,874	433,213
National Storage Affiliates Trust, REIT	27,913	1,473,527
Plymouth Industrial, Inc., REIT	22,995	523,136
Spirit Realty Capital, Inc., REIT	20,162	928,258
STAG Industrial, Inc., REIT	30,893	1,212,550
		$7,342,113
Restaurants – 1.4%
Texas Roadhouse, Inc.	15,157	$1,384,289
Specialty Chemicals – 1.2%
Univar Solutions, Inc. (a)	53,466	$1,273,560
Specialty Stores – 2.3%
Lovesac Co. (a)	1,077	$71,179
Overstock.com, Inc. (a)	2,640	205,709
Petco Health & Wellness Co., Inc. (a)	20,197	426,157
Rush Enterprises, Inc., “A”	9,037	408,111
Signet Jewelers Ltd.	5,988	472,812
Urban Outfitters, Inc. (a)	27,258	809,290
		$2,393,258
Telephone Services – 0.6%
Cambium Networks Corp. (a)	10,903	$394,580
Consolidated Communications Holdings, Inc. (a)	23,112	212,399
		$606,979
Trucking – 0.1%
Daseke, Inc. (a)	11,559	$106,458

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 1.3%
Portland General Electric Co.	28,037	$1,317,459
Total Common Stocks		$101,386,094
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.04% (v)	435,832	$435,832
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.04% (j)	88,046	$88,046

Other Assets, Less Liabilities – (0.1)%		(133,804)
Net Assets – 100.0%		$101,776,168
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $435,832 and $101,474,140, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$101,386,094	$—	$—	$101,386,094
Mutual Funds	523,878	—	—	523,878
Total	$101,909,972	$—	$—	$101,909,972
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$529,846	$12,999,069	$13,093,083	$—	$—	$435,832

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$260	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.